Annual Total Returns [BarChart] - Parnassus Endeavor Fund - Investor Shares	May 01, 2021
Bar Chart Table:
Annual Return 2011	(1.62%)
Annual Return 2012	22.03%
Annual Return 2013	31.15%
Annual Return 2014	18.51%
Annual Return 2015	3.25%
Annual Return 2016	21.42%
Annual Return 2017	19.81%
Annual Return 2018	(13.49%)
Annual Return 2019	33.29%
Annual Return 2020	27.42%